GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 3

GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
810000012	XXXXX	XXX	XXXX	Credit	Excessive LTV Ratio	XXX% LTV > XXX% limit due to a XXX% reduction in LTV for XXX. Qualifying value for LTV is $XXX since property was listed for sale and withdrawn on XX/XX/XXXX with a listing price of $XXX.	XXX% LTV > XXX% limit due to a XXX% reduction in LTV for XXX. Qualifying value for LTV is $XXX since property was listed for sale and withdrawn on XX/XX/XXXX with a listing price of $XXX.	X months reserves greater than program requirement, FICO above the minimum by XX points or higher		Acknowledged	XXXX		2	XXXX		XX/XX/XXXX	XXX	Investment	9-Refi No Cash Out
810000014	XXXXX	XXX	XXXX	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant	HPML compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000014	XXXXX	XXX	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000014	XXXXX	XXX	XXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing.	The eSigned consent disclosure is missing.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Required Affiliated Business Disclosure Missing	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX	Title Coverage Amount of $0 is Less than Total Amount of Subject Lien $XXX	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Asset 6 Does Not Meet Guideline Requirements	Asset 6 Does Not Meet Guideline Requirements	Asset 6 Does Not Meet Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Asset 7 Does Not Meet Guideline Requirements	Asset 7 Does Not Meet Guideline Requirements	Asset 7 Does Not Meet Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Acknowledged	XXXX		2	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Acknowledged	XXXX		2	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000016	XXXXX	XXX	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	First time Home Purchase
810000018	XXXXX	XXX	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	Required Affiliated Business Disclosure Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
810000018	XXXXX	XXX	XXXX	Credit	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing.	Borrower 1 Credit Report is Missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
810000018	XXXXX	XXX	XXXX	Credit	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing.	Borrower 2 Credit Report is Missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
810000018	XXXXX	XXX	XXXX	Credit	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX.	Audited FICO of is less than Guideline FICO of XXX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
810000018	XXXXX	XXX	XXXX	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the recording fee.	TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The 10% tolerance violation in the amount of $XXX is due to increase from $XXX on the initial LE dated XX/XX/XXXX to $XXX on the final CD dated XX/XX/XXXX for the recording fee.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase
810000018	XXXXX	XXX	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%		Resolved	XXXX		1	XXXX		XX/XX/XXXX	XXX	Primary Residence	Other than first time Home Purchase